Other Income/Expenses and Adjustments - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 30,072	$ 28,574	$ 27,961
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	13,474	13,047	12,575
Labor and health insurance costs	168	146	151
Pension costs	869	854	854
Other employment benefits	817	623	691
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	3,641	3,604	3,381
Labor and health insurance costs	14	13	14
Pension costs	325	327	291
Other employment benefits	64	52	37
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,364	7,696	8,140
Labor and health insurance costs	219	215	247
Pension costs	656	646	578
Director fees	342	937	745
Other employment benefits	$ 1,119	$ 414	$ 257